Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and components	$ 36,979	$ 71,861
Products in process	9,189	12,417
Finished products	5,339	3,707
Inventories	$ 51,507	$ 87,985